Ordinary Shares	12 Months Ended
Jun. 30, 2021
Ordinary Shares
Ordinary Shares

10.  Ordinary Shares

On August 27, 2019, the Company repurchased and canceled all previous issued and outstanding ordinary shares and increased its authorized share capital to US$50 by the authorization of 500,000,000 shares with a par value of US$0.0001 each. On the same day, the Company issued an aggregate of 50,000,000 ordinary shares at a price of US$0.0001 per share for a total consideration of US$5, pro-rata to the shareholders of the Company as of such date. In accordance with SEC SAB Topic 4, the nominal share issuance was accounted for as a stock split and that all share and per share information has been retrospectively restated to reflect such stock split for all periods presented.

As of June 30, 2020, 50,000,000 ordinary shares were issued at par value, equivalent to share capital of US$5. On March 26, 2021, the Company completed its IPO of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company. As of June 30, 2021, 56,000,000 ordinary shares were issued at par value, equivalent to share capital of US$6, which number of shares was same as that outstanding as of the issuance date of the financial statements.